UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                   as of December 31, 2016 (Unaudited)

Deutsche CROCI® U.S. Fund

	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 14.4%
Auto Components 2.5%
Goodyear Tire & Rubber Co.	704,437	21,745,970
Household Durables 2.3%
D.R. Horton, Inc.	734,664	20,078,367
Leisure Products 2.2%
Hasbro, Inc.	247,500	19,253,025
Media 5.1%
Time Warner, Inc.	231,158	22,313,682
Twenty-First Century Fox, Inc. "A"	760,995	21,338,300
		43,651,982
Multiline Retail 2.3%
Target Corp.	274,206	19,805,899
Consumer Staples 17.3%
Beverages 7.5%
Coca-Cola Co.	512,350	21,242,031
Dr. Pepper Snapple Group, Inc.	246,695	22,367,836
PepsiCo, Inc.	206,615	21,618,127
		65,227,994
Food & Staples Retailing 2.4%
Wal-Mart Stores, Inc.	303,680	20,990,362
Household Products 5.0%
Kimberly-Clark Corp.	186,244	21,254,165
Procter & Gamble Co.	256,082	21,531,375
		42,785,540
Personal Products 2.4%
Estee Lauder Companies, Inc. "A"	273,359	20,909,230
Health Care 17.1%
Biotechnology 4.8%
Amgen, Inc.	145,149	21,222,236
Gilead Sciences, Inc.	282,266	20,213,068
		41,435,304
Health Care Equipment & Supplies 5.0%
Medtronic PLC (a)	287,694	20,492,444
Stryker Corp.	194,004	23,243,619
		43,736,063
Pharmaceuticals 7.3%
Johnson & Johnson	186,341	21,468,347
Merck & Co., Inc.	340,689	20,056,361
Pfizer, Inc.	674,882	21,920,167
		63,444,875
Industrials 12.3%
Aerospace & Defense 4.9%
Raytheon Co.	144,818	20,564,156
United Technologies Corp.	198,447	21,753,760
		42,317,916
Industrial Conglomerates 5.0%
General Electric Co.	685,337	21,656,649
Honeywell International, Inc.	188,710	21,862,054
		43,518,703
Machinery 2.4%
Illinois Tool Works, Inc.	171,903	21,051,241
Information Technology 12.2%
Communications Equipment 2.5%
Cisco Systems, Inc.	704,577	21,292,317
IT Services 2.5%
International Business Machines Corp.	130,456	21,654,392
Semiconductors & Semiconductor Equipment 2.3%
KLA-Tencor Corp.	259,304	20,402,039
Software 2.4%
Oracle Corp.	531,592	20,439,712
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	189,739	21,975,571
Materials 2.5%
Chemicals
LyondellBasell Industries NV "A"	248,353	21,303,720
Telecommunication Services 2.7%
Diversified Telecommunication Services
Verizon Communications, Inc.	437,859	23,372,913
Utilities 20.7%
Electric Utilities 10.3%
American Electric Power Co., Inc.	359,738	22,649,105
Edison International	307,172	22,113,312
NextEra Energy, Inc.	186,358	22,262,327
PG&E Corp.	359,495	21,846,511
		88,871,255
Multi-Utilities 10.4%
Consolidated Edison, Inc.	303,793	22,383,468
Dominion Resources, Inc.	294,191	22,532,088
DTE Energy Co.	228,988	22,557,608
Public Service Enterprise Group, Inc.	518,227	22,739,801
		90,212,965
Total Common Stocks (Cost $852,552,455)		859,477,355
Cash Equivalents 0.9%
Deutsche Central Cash Management Government Fund, 0.49% (b) (Cost $7,583,562)	7,583,562	7,583,562
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $860,136,017) †	100.1	867,060,917
Other Assets and Liabilities, Net	(0.1)	(967,367)
Net Assets	100.0	866,093,550

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $860,137,104. At December 31, 2016, net unrealized appreciation for all securities based on tax cost was $6,923,813. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,765,475 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,841,662.
(a)	Listed on the New York Stock Exchange.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$859,477,355	$—	$—	$859,477,355
Short-Term Investments	7,583,562	—	—	7,583,562
Total	$867,060,917	$—	$—	$867,060,917

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® U.S. Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017